SHARE-BASED COMPENSATION (Details 5) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Options Outstanding, Beginning | shares	2,962,884
Weighted Average Grant Date Fair Value Outstanding, Beginning | $ / shares	$ 8.60
Number of Shares Options, Granted | shares	3,635,878
Weighted Average Grant Date Fair Value Outstanding, Granted | $ / shares	$ 2.92
Number of Shares Options, Released | shares	(2,108,735)
Weighted Average Grant Date Fair Value Outstanding, Released | $ / shares	$ 9.17
Number of Shares Options, Forfeited | shares	(222,281)
Weighted Average Grant Date Fair Value Outstanding, Forfeited | $ / shares	$ 6.50
Number of Shares Options Outstanding, Ending | shares	4,267,746
Weighted Average Grant Date Fair Value Outstanding, Ending | $ / shares	$ 3.58